Vessels (Details)	9 Months Ended	0 Months Ended
	Sep. 30, 2014 DWT	Aug. 26, 2014 DWT	Sep. 26, 2014 DWT
DWT	1,844,100
SBI Cakewalk [Member] | Kamsarmax | Year Built 2014
DWT		82,000
SBI Charleston [Member] | Kamsarmax | Year Built 2014
DWT			82,000